Long-Term Debt and Short-Term Borrowings - Floating Rate Notes (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2004	Dec. 31, 2021
Floating rate notes due 2027 and 2040 and 2041
Debt instrument
After date of issuance that put options commence (in years)	10 years
Floating rate notes due 2027 and 2040 and 2041 | Minimum
Debt instrument
Repurchase price of floating rate notes (as a percent)	99.00%	99.00%
Floating rate notes due 2027 and 2040 and 2041 | Maximum
Debt instrument
Repurchase price of floating rate notes (as a percent)	100.00%	100.00%
Floating rate note due 2044
Debt instrument
Repurchase price of floating rate notes (as a percent)	100.00%
Term of debt instrument (in years)	40 years
Principal amount	$ 60	$ 54